Consolidated Statements of Cash Flows - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities:
Net loss	$ (75,923)	$ (15,581)	$ (362,298)	$ (94,718)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	657	628	2,517	2,316
Noncash lease expense related to operating right-of-use assets	890
Amortization of premium on marketable securities	262	(14)	175	0
Unrealized loss on marketable securities	278	0
Change in fair value of warrants and SAFE liabilities	46,649	309	268,266	24,471
Impairment of inventories	257	225	4,407	1,378
Loss on disposal of property and equipment			525	37
Loss on extinguishment of debt			3,996	6,124
Share-based compensation	1,837	1,128	8,711	2,702
Other	575	117
Changes in operating assets and liabilities:
Accounts receivable	3,828	(1,560)	(4,294)	805
Inventories	(442)	(2,508)	(4,018)	(2,454)
Prepaid expenses and other current assets	(5,797)	(760)	(2,805)	179
Other non-current assets	(1,318)	74	165	(2)
Accounts payable	1,766	(28)	2,620	(431)
Accrued and other current liabilities	(813)	444	6,693	(448)
Other non-current liabilities	(720)	(7)	(302)	(160)
Net cash used in operating activities	(28,014)	(17,533)	(75,642)	(60,201)
Cash flows from investing activities:
Purchases of marketable securities	(226,245)	0	(315,920)	(6,908)
Proceeds from maturities of marketable securities	69,275	0	16,755	0
Proceeds from sales of marketable securities	29,505	2,319	28,974	249
Proceeds from refundable security deposits			581	0
Purchases of property and equipment	(889)	(898)	(2,202)	(1,487)
Disposal of property and equipment			18	368
Net cash used in investing activities	(128,354)	1,421	(271,794)	(7,778)
Cash flows from financing activities:
Cash received from Gores on recapitalization			380,601	0
Transaction costs related to merger with Gores			(17,226)	0
Issuance cost paid for Series X convertible preferred stock			(5,790)	0
Proceeds from the issuance of debt			32,101	0
Repayment of debt	(75)	(2,678)	(41,190)	(9,540)
Principal payments on finance leases (capital lease prior to adoption of ASC 842)	(67)
Principal payments on capital leases		(49)	(222)	(118)
Proceeds from warrant exercises	153,927	0
Proceeds from exercise of stock options	321	0
Repurchase of common stock and redemption of warrants	(2)	(1)
Debt prepayment charges			(1,918)	0
Debt issuance costs			(361)	(5,367)
Settlement of SAFE notes			0	(5,609)
Proceeds from issuance of SAFE notes			0	37,377
Proceeds from issuance of restricted common stock			0	61
Repurchase of common stock			(10)	(13)
Net cash provided by financing activities	154,104	(2,728)	529,850	85,457
Net increase in cash and cash equivalents, and restricted cash and cash equivalents	(2,264)	(18,840)	182,414	17,478
Beginning cash and cash equivalents, and restricted cash and cash equivalents	209,719	27,305	27,305	9,827
Ending cash and cash equivalents, and restricted cash and cash equivalents	207,455	8,465	209,719	27,305
Supplemental disclosures of cash flow information:
Cash paid for interest	19	329	2,789	2,018
Supplemental disclosures of noncash investing and financing activities:
Conversion of Bridge Note into Series A convertible preferred stock			0	7,719
Conversion of SAFE notes into common stock			0	4,925
Conversion of SAFE notes into Series A convertible preferred stock			0	173,726
Issuance of Class A common stock upon exercise of warrants	338,293	0	30,112	0
Operating lease right-of-use assets obtained in exchange for lease obligations	$ 2,876
Accounting Standards Update [Extensible List]	ASC 842
Deferred financing costs recorded in accrued liabilities	$ 223	0
Conversion of Series A, Series X and Founders’ convertible preferred stock into Class A and Class B common stock			422,813	0
Assets acquired on capital leases		133	318	397
Purchases of property and equipment recorded in accounts payable and accrued liabilities	504	$ 35	319	150
ASC 842
Supplemental disclosures of noncash investing and financing activities:
Operating lease right-of-use assets obtained in exchange for lease obligations	$ 10,849
Series X Convertible Preferred Stock
Cash flows from financing activities:
Proceeds from issuance of preferred stock			183,865	0
Issuance cost paid for Series X convertible preferred stock			(5,790)
Series A Convertible Preferred Stock
Cash flows from financing activities:
Proceeds from issuance of preferred stock			$ 0	$ 68,666